Subsidiaries (Tables)	6 Months Ended
Dec. 31, 2025
Subsidiaries
Schedule of subsidiary undertakings

		% of ownership
Subsidiaries	Principal activity	interest
Red Football Finance Limited*	Dormant company	100
Red Football Holdings Limited*	Holding company	100
Red Football Shareholder Limited	Holding company	100
Red Football Joint Venture Limited	Holding company	100
Red Football Limited	Holding company	100
Red Football Junior Limited	Holding company	100
Manchester United Limited	Holding company	100
Alderley Urban Investments Limited	Property investment	100
Manchester United Football Club Limited	Professional football club	100
Manchester United Women’s Football Club Limited	Professional football club	100
Manchester United Interactive Limited	Dormant company	100
MU 099 Limited	Dormant company	100
MU Commercial Holdings Limited	Non-trading company	100
MU Commercial Holdings Junior Limited	Non-trading company	100
MU Finance Limited	Non-trading company	100
MU RAML Limited	Retail and licensing company	100
MUTV Limited	Media company	100
RAML USA LLC	Dormant company	100

*Direct investment of Manchester United plc, others are held by subsidiary undertakings.